Deferred Taxation - Summary of Deferred Tax Assets and Liabilities Prior to Offsetting of Balances within Same Tax Jurisdiction (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	¥ 5,011	¥ 853
Net deferred tax (liabilities)/assets	4,998	831	¥ 677
Deferred tax liabilities	(13)	(22)
Provision for lease return costs for aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets		1,075
Net deferred tax (liabilities)/assets	1,109	1,075	882
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	61	53	126
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	80	76	75
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	115	101	103
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	36	6	7
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	7
Net deferred tax (liabilities)/assets	7		6
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	70	71	89
Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	29	35	42
Loss available for offsetting against future taxable profits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	3,699	66
Net deferred tax (liabilities)/assets	3,699	66
Safety equipment tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	10
Net deferred tax (liabilities)/assets	10
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	1	1	2
Lease liabilities/Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	94
Net deferred tax (liabilities)/assets		(352)	(328)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(213)	(283)	¥ (278)
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	5,311	1,484
Net deferred tax (liabilities)/assets	4,998	831
Deferred tax liabilities	(313)	(653)
Cost [member] | Provision for lease return costs for aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	1,109
Cost [member] | Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	61	53
Cost [member] | Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	80	76
Cost [member] | Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	115	101
Cost [member] | Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	36	6
Deferred tax liabilities	(100)	(18)
Cost [member] | Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	70	71
Cost [member] | Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	29	35
Cost [member] | Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	1	1
Cost [member] | Lease liabilities/Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities		(352)
Cost [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	¥ (213)	¥ (283)